Summary of Significant Accounting Policies - Jackpot Accounting and Advertising (Details)	12 Months Ended
Dec. 31, 2018
Jackpot Accounting
Period of annual installments for jackpot liabilities, low end of range	20 years
Period of annual installments for jackpot liabilities, high end of range	26 years
Historical lump sum payout election rate (as a percent)	85.00%